Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Significant Accounting Policies - Schedule of Revenue Percentage by Major Customer (Table)
Charterer	2025	2024	2023
A	17%	17%	22%
B	12%	10%	10%
C	12%	9%	9%